Allowance for Probable Loan Losses (By Loan Class) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for probable loan losses
Balance at the beginning of the period		$ 61,384	$ 61,384	$ 67,687	$ 64,661
Losses charged to allowance			(22,928)	(15,125)	(13,098)
Recoveries credited to allowance			2,979	2,710	4,903
Net losses (recoveries) charged to allowance			(19,949)	(12,415)	(8,195)
Provision charged to operations			18,843	6,112	11,221
Balance at the end of the period			60,278	61,384	67,687
Watch - List Impaired
Allowance for probable loan losses
Losses charged to allowance	$ 9,500	9,500
Commercial
Allowance for probable loan losses
Balance at the beginning of the period		12,596	12,596	27,905	25,649
Losses charged to allowance			(14,412)	(14,220)	(12,094)
Recoveries credited to allowance			2,196	1,981	4,020
Net losses (recoveries) charged to allowance			(12,216)	(12,239)	(8,074)
Provision charged to operations			10,765	(3,070)	10,330
Balance at the end of the period			11,145	12,596	27,905
Commercial Real Estate:Other Construction and Land Development
Allowance for probable loan losses
Balance at the beginning of the period		15,123	15,123	11,675	13,889
Losses charged to allowance			(39)	(1)	(213)
Recoveries credited to allowance			113	25	21
Net losses (recoveries) charged to allowance			74	24	(192)
Provision charged to operations			2,955	3,424	(2,022)
Balance at the end of the period			18,152	15,123	11,675
Commercial Real Estate: Farmland and Commercial
Allowance for probable loan losses
Balance at the beginning of the period		19,353	19,353	16,663	16,731
Losses charged to allowance			(7,353)	(70)	(40)
Recoveries credited to allowance			318	246	527
Net losses (recoveries) charged to allowance			(7,035)	176	487
Provision charged to operations			4,215	2,514	(555)
Balance at the end of the period			16,533	19,353	16,663
Commercial Real Estate: Multifamily
Allowance for probable loan losses
Balance at the beginning of the period		1,808	1,808	1,109	806
Provision charged to operations			(22)	699	303
Balance at the end of the period			1,786	1,808	1,109
Residential First Lien
Allowance for probable loan losses
Balance at the beginning of the period		3,467	3,467	2,950	2,455
Losses charged to allowance			(201)	(122)	(101)
Recoveries credited to allowance			26	36	11
Net losses (recoveries) charged to allowance			(175)	(86)	(90)
Provision charged to operations			470	603	585
Balance at the end of the period			3,762	3,467	2,950
Residential Junior Lien
Allowance for probable loan losses
Balance at the beginning of the period		7,719	7,719	6,103	3,716
Losses charged to allowance			(435)	(347)	(340)
Recoveries credited to allowance			286	369	258
Net losses (recoveries) charged to allowance			(149)	22	(82)
Provision charged to operations			(35)	1,594	2,469
Balance at the end of the period			7,535	7,719	6,103
Consumer
Allowance for probable loan losses
Balance at the beginning of the period		447	447	440	531
Losses charged to allowance			(487)	(362)	(309)
Recoveries credited to allowance			40	43	45
Net losses (recoveries) charged to allowance			(447)	(319)	(264)
Provision charged to operations			542	326	173
Balance at the end of the period			542	447	440
Foreign
Allowance for probable loan losses
Balance at the beginning of the period		$ 871	871	842	884
Losses charged to allowance			(1)	(3)	(1)
Recoveries credited to allowance				10	21
Net losses (recoveries) charged to allowance			(1)	7	20
Provision charged to operations			(47)	22	(62)
Balance at the end of the period			$ 823	$ 871	$ 842